Note 4 - Change in Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of changes in accounting policies [text block]
4
       Change in significant accounting policies

The Group has applied IFRS
15
and IFRS
9
from
January 1, 2018.
The adoption of these standards did
not
have a material effect on the Group’s financial statements.

(a)       IFRS
9
– Financial instruments

IFRS
9
sets out requirements for recognising and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS
39
- Financial Instruments: Recognition and Measurement.

As a result of the adoption of IFRS
9,
the Group has adopted consequential amendments to IAS
1
- Presentation of Financial Statements, which require impairment of financial assets to be presented in a separate line item in the statement of profit or loss and other comprehensive income. Previously, the Group’s approach was to include the impairment of the royalty rebate in other expenses. Consequently, the Group reclassified impairment losses amounting to
$181,
recognised under IAS
39,
from other expenses to impairment loss on trade receivables in the statement of profit or loss and other comprehensive income for the year ended
December 31, 2017.

IFRS
9
contains
three
principal classification categories for financial assets: measured at amortised cost, fair value through other comprehensive income and fair value through profit or loss. The classification of financial assets under IFRS
9
is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. IFRS
9
eliminates the previous IAS
39
categories of held to maturity, loans and receivables and available for sale.

IFRS
9
largely retains the existing requirements in IAS
39
for the classification and measurement of financial liabilities.

IFRS
9’s
impairment requirements use more forward-looking information to recognise expected credit losses – the ‘expected credit loss (“ECL”) model’. This replaces IAS
39’s
‘incurred loss model’. Instruments within the scope of the new requirements included loans and other debt-type financial assets measured at amortised cost and fair value through other comprehensive income, trade receivables, contract assets recognised and measured under IFRS
15
and loan commitments and some financial guarantee contracts (for the issuer) that are not
measured at fair value through profit or loss.

Recognition of credit losses is
no
longer dependent on the Group
first
identifying a credit loss event. Instead the Group considers a broader range of information when assessing credit risk and measuring expected credit losses, including past events, current conditions, reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument.

The limited retrospective approach followed in the adoption of IFRS
9
did
not
have a significant effect on the Group’s financial assets and liabilities.

For an explanation of how the Group classifies and measures financial instruments and accounts for related gains and losses under IFRS
9,
refer to note
5
(c).

(b)       IFRS
15
- Revenue

IFRS
15
establishes a comprehensive framework for determining whether, how much and when revenue is recognised. It replaced IAS
18
- Revenue, IAS
11
- Construction Contracts and related interpretations. Under IFRS
15,
revenue is recognised when a customer obtains control of the goods or services. Determining the timing of the transfer of control, at a point in time or over time, requires judgement.

The Group has adopted IFRS
15
from
January 1, 2018.
The Group’s revenue arrangements consist of a single performance obligation to transfer promised goods. As a result, the Group did not
identify any material differences in the amount and timing of revenue recognition for its revenue. Accordingly, the Group did not
record any transition adjustment upon adoption of the new guidance. Under the new standard, substantially all of the Group’s revenue is recognised when the goods are delivered to Fidelity Printers and Refiners Limited.